PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 713-626-1919 www.invesco.com/us

July 29, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

CIK 0000909466

Ladies and Gentlemen:

On behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Registrant”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post-Effective Amendment No. 59 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed to update Invesco Tax-Exempt Cash Fund (the “Fund”) in order to comply with the Money Market Fund Regulatory Reforms.

Please contact the undersigned at (630) 684-6301, if you have any questions regarding this filing.

Very truly yours,

/s/ Elizabeth Nelson

Elizabeth Nelson

Assistant General Counsel